Net exchange rate gains/(losses) - Schedule of Net Exchange Rate Gains (Losses) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Net Exchange Rate Gains Losses [Abstract]
Net realised gains/(losses) on derivative instruments	€ 1,251	€ (1,663)	€ (1,428)
Net realised gains/(losses) on trade receivables and payables	(422)	530	4,612
Total net realised gains/(losses) (a)	829	(1,133)	3,184
Net unrealised gains/(losses) on derivative instruments	(746)	1,454	(454)
Net unrealised gains/(losses) on trade receivables and payables	142	2,286	(144)
Net unrealised gains/(losses) on non-monetary assets	(369)	(179)	(720)
Total net unrealised gains/(losses) (b)	(973)	3,561	(1,318)
Total realised and unrealised exchange rate gains/(losses) (a+b)	€ (144)	€ 2,428	€ 1,866